Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2015
Other Real Estate [Abstract]
Schedule of summary of real estate and other assets acquired in settlement of loans
(in thousands)	2015	2014
Commercial	$1,445	$0
Real estate construction - residential	0	23
Real estate construction - commercial	12,380	9,831
Real estate mortgage - residential	477	417
Real estate mortgage - commercial	4,923	4,831
Repossessed assets	0	38
Total	$19,225	$15,140
Less valuation allowance for other real estate owned	(3,233)	(3,255)
Total other real estate owned and foreclosed assets	$15,992	$11,885

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets

Balance at December 31, 2013	$19,542
Additions	1,975
Proceeds from sales	(4,560)
Charge-offs against the valuation allowance for other real estate owned	(2,005)
Net gain on sales	188
Balance at December 31, 2014	$15,140
Additions	5,804
Proceeds from sales	(1,836)
Charge-offs against the valuation allowance for other real estate owned, net	(39)
Net gain on sales	156
Total other real estate owned and repossessed assets	$19,225
Less valuation allowance for other real estate owned	(3,233)
Balance at December 31, 2015	$15,992

Schedule of summary of activity in valuation allowance for other real estate owned in settlement of loans

(in thousands)	2015	2014	2013
Balance, beginning of year	$3,255	$4,675	$6,137
Provision for other real estate owned	17	585	3,367
Charge-offs	(39)	(2,005)	(4,829)
Balance, end of year	$3,233	$3,255	$4,675